PREVENTIA, INC.
                         8900 W. Olympic Blvd.#150
                         Beverly Hills, CA 90211

March 1, 2011

United States Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
Washington, D.C. 20549

     Re:  Preventia, Inc.
          Amendment No. 2 and 3 to Registration Statement on Form S-1 Filed January 25, 2011
          File No. 333-171104

Dear Sir and/or Madam:

We have reviewed the Securities and Exchange Commission's comment letters dated February 8, 2011 and February 23, 2011 and have the following responses.


Comment Letter dated February 8, 2011
-------------------------------------
Business Operations, page 18

General
1. Your response to prior comment 11 does not appear to have addressed all third-party studies that have not been provided. Specifically we note several footnotes identifying third-party studies that have not been provided. As previously requested, please supplementally provide us with the relevant portions of the materials that you reference, ensuring that each source is clearly marked to highlight the applicable portion of the section containing the statistic, and cross-reference it to the appropriate location in your prospectus. Additionally, certain of the third-party studies that have been referenced and provided do not appear to specifically support the related assertions contained in your prospectus. Further we note other instances of third party statements in your prospectus for which no support has been provided. Examples of unsupported third-party statements include, by way of example only, the following:

   - "WM capacity peaks at age 30, and can decline by almost half by age 60 due to the normal aging process, "(page 19)
   - "Adults 50 and over. In 2008 nearly 93 million Americans belonged to this group, 565 of whom are baby boomers" (page 20)
   - "Research has shown that cognitive performance of adults is threaten by stressful workplaces, which tend to produce poor conditions for occupational and brain improvement. In order to stay sharp and in peak metal form, these individuals need more than everyday mental exertion at work." (page 21)
   - "As baby boomers age, they become more health-conscious, which consequently results to significantly higher health expenditures. With spending estimated at around $2.1 trillion the largest among all U.S. consumer groups, baby boomers have started investing in their own occupational and brain fitness to maintain mental acuity and delay Alzheimer's disease symptoms." (page 22)
   - "Increased interest in occupational and brain maintenance within this age group is linked to several studies that have indicated how adding occupational and brain exercises to older adults' weekly schedule can reduce their risk of developing AD symptoms by 64%. (page 22)

Please carefully review and revise your prospectus to ensure that all third-party statements, including the above, are identified and adequately supported.

All third-party statements have been identified and adequately supported. Any unsupported statements have been removed.

Competition, page 29
2. We note your response to prior comment 12. Given that you have not yet developed a product to compete with the "industry leaders," please provide a balanced discussion of your competitive position in the occupation and brain training market. Disclose any negative factors pertaining to your competitive position. See Item 101(h)(4)(iv) of Regulation S-K.

The disclosure has been revised to include the negative factors pertaining to the registrant's competitive position.

Reports to Security Holders, page 30
3. We note your response to prior comment 15 that you intend to become a fully reporting company under the requirements of the Securities Exchange Act of 1934 by filing a Form 8-A. Please tell us when you intend to file the Form 8-A with the Commission.

The registrant intends to file Form 8-A within 30-60 days following the effective date of the registration statement.

Liquidity and Capital Resources, page 33
4. Your revised disclosure does not appear to address all of the issues raised in prior comment 16. As previously requested, state the minimum number of months that you expect to be able to conduct planned operations and to satisfy your obligations using your currently-available capital resources of $2,571. In addition, quantify the total anticipated costs and amount of additional capital that will be needed in order to fund the company's projected operations and satisfy its obligations for a minimum of twelve months from the date of the prospectus. In this regard, it is unclear how much additional capital you will need to cover rent, the development of your website, and marketing efforts, in addition to the $100,000 per product line that you will need to develop the products. For guidance, see Section III.C of SEC Release No. 33-6835, available on our website at http://www.sec.gov/rules/interp/33-6835.htm.

The following disclosure has been added:

Our current cash balance is estimated not to be sufficient to fund our current operations. Along with an estimated $100,000 per product line, the registrant estimates that an additional $100,000 would be required for working capital, reporting requirement fees, website and development fees. Dr. Friedman has verbally agreed to personally loan any amounts up to the $100,000 needed to run operations until the product lines are developed. Any loan provided by Dr. Friedman shall be binding, with an interest rate of five percent per annum and a term of one year. However, we still need raise sufficient funds to complete the development of our product line. No other financing plans are in place. We may never obtain the necessary financing to complete product development and begin operations.

Plan of Operations, page 33
5. We reissue prior comment 17. Please expand your discussion to provide more detailed information regarding your plan of operations over the next twelve-month period. Discuss each of your planned activities and each material event or step required to pursue each of your planned activities. To the extent you discuss future plans, such as using "outside contracts" to develop products or developing a website, the discussion should be balanced to include time frames for implementing such plans and any uncertainties or obstacles involved before the planned operations can commence.

The plan of operation has been expanded to provide more detailed information as required.

6. We are unable to locate a response to prior comment 18. Accordingly we reissue prior comment 18 in its entirety. As previously noted, on page 34 you indicate that you are attempting to "commence sales to raise needed cash for the remainder of the year..., supplemented by officer advances," As previously requested, please clarify your reference to "sales." Further, provide a materially complete description of the loan arrangements with Dr. Friedman or other officers, including the amount, interest rate, and terms of repayment. Tell us whether these are binding commitments, and, if the agreements are written, what consideration you have given to filing the agreement as exhibits to this registration statement. See Item 601(b)(10)(ii)(a) of Regulation S-K. Finally, explain how the company intends to handle its liquidity needs if additional funding from these sources is not available.

The disclosure has been expanded for clarity as follows:

Our current cash balance is estimated not to be sufficient to fund our current operations. Along with an estimated $100,000 per product line, the registrant estimates that an additional $100,000 would be required for working capital, reporting requirement fees, website and development fees. Dr. Friedman has verbally agreed to personally loan any amounts up to the $100,000 needed to run operations until the product lines are developed. Any loan provided by Dr. Friedman shall be binding, with an interest rate of five percent per annum and a term of one year. However, we still need raise sufficient funds to complete the development of our product line. No other financing plans are in place. We may never obtain the necessary financing to complete product development and begin operations.



Involvement in Certain Legal Proceedings, page 37
7. We note your response to prior comment 19. However, it does not appear as though any changes have been made to your disclosure on page
37.  Please advise.

The disclosure has been revised to include the ten year period.


Comment Letter dated February 23, 2011

The financial statements have been updated as required.


Thank you for your time and consideration in this matter.

Sincerely,

/s/Murray Friedman, DDS
-----------------------
Murray Friedman, DDS
Chief Executive Officer